Shareholder Fees - FidelityTotalBondK6Fund-PRO	Oct. 30, 2024 USD ($)
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none